Related Party Balances and Transactions - Service income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Service income	¥ 57,901	¥ 1,561	¥ 4,223
Wuhan Weineng Battery Assets Co., Ltd.
Related Party Transaction [Line Items]
Service income	56,095	38
Nanjing Weibang Transmission Technology Co., Ltd.
Related Party Transaction [Line Items]
Service income	1,586	¥ 1,523	2,417
Beijing Weixu Business Consulting Co.,Ltd.
Related Party Transaction [Line Items]
Service income	¥ 220
Shanghai Weishang Business Consulting Co.,Ltd.
Related Party Transaction [Line Items]
Service income			¥ 1,806